Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Payable to third parties (a)	3,964,389	8,599,174	1,223,420
Accrued payroll and employee benefits	5,693,545	4,735,899	673,785
Deposit payable	1,973,850	706,000	100,444
Others	452,662	500,901	71,264
Total	12,084,446	14,541,974	2,068,913

(a)	The balance mainly represents the payables for daily operations such as professional and consulting services, equipment purchases, rent and utility bills as of December 31, 2024 and 2025.